Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Transactions
Schedule of expense recognized for services received from employees and other service providers
	Year ended December 31,
	2017	2016	2015
	USD in thousands

Expense arising from equity-settled share-based payment transactions	$862	$301	$138

Schedule of black-Scholes option pricing model
	August	November	December

Dividend yield (%)	0%	0%	0%
Expected volatility (%)	76.52	77.01	73.12-76.16
Risk-free interest rate (%)	1.83	2.1%	2.16-2.23
Expected life of share options (years)	6	6	5-6

Schedule of share options and weighted average exercise prices of share options
	Number of share options	Weighted average exercise price	Number of ADS options	Weighted average exercise price
		USD		USD
2017:

Share/ADS options outstanding at the beginning of the year	4,365,279	$0.22	109,132	$ 8. 84
Share/ADS options granted during the year	18,510,000	0.17	462,750	6.73
Share/ADS options exercised during the year	-	-	-	-
Share/ADS options forfeited or expired during the year	(155,754)	0.26	(3,894)	10.33

Share/ADS options outstanding at the end of the year	22,719,525	0.17	567,988	6.72

Share/ADS options exercisable at the end of the year	7,602,026	$0.19	190,051	$7.46

2016:

Share/ADS options outstanding at the beginning of the year	1,337,153	$1.04	33,429	$41.61
Share/ADS options granted during the year	3,390,000	0.24	84,750	9.78
Share/ADS options exercised during the year	(8,333)	0.13	(208)	5.2
Share/ADS options forfeited or expired during the year	(353,541)	3.53	(8,839)	141.27

Share/ADS options outstanding at the end of the year	4,365,279	0.22	109,132	8.84

Share/ADS options exercisable at the end of the year	1,664,933	$0.22	41,623	$8.63